Account Payables and Accrued Expenses - Future lease payments included in the measurement of the lease liabilities (Details) $ in Thousands	Dec. 31, 2022 CAD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Principal	$ 706
Interest	23
Total	729
2023
Disclosure of maturity analysis of operating lease payments [line items]
Principal	393
Interest	19
Total	412
2024
Disclosure of maturity analysis of operating lease payments [line items]
Principal	313
Interest	4
Total	$ 317